SHAREHOLDERS' EQUITY (Details) - Stock options outstanding under 2010 Share Plan - Range Of Exercise Prices $2.58 To $9.25 [Member] - 2010 Share Plan [Member]	12 Months Ended
Oct. 31, 2016 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number | shares	1,080,872
Options Outstanding,Weighted Average Remaining Contractual Life	7 years 259 days
Options Outstanding, Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 3.12
Options Exercisable, Number | shares	659,439
Options Exercisable,Weighted Average Remaining Contractual Life	6 years 259 days
Options Exercisable, Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 3.16